Financial Risk Management (Details) - Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities - AUD ($)	Dec. 31, 2023	Dec. 31, 2022
Carrying amount [Member]
Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities [Line Items]
Trade and other liabilities	$ 926,669	$ 698,493
Derivative financial instruments		1,677,178
Convertible promissory note	11,144,000	5,118,173
Total	12,070,669	7,493,844
Total contractual undiscounted cash flow [Member]
Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities [Line Items]
Trade and other liabilities	926,669	698,493
Derivative financial instruments		1,677,178
Convertible promissory note	11,144,000	5,118,173
Total	12,070,669	7,493,844
0 - 30 days or on demand [Member]
Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities [Line Items]
Trade and other liabilities	297,683	698,493
Derivative financial instruments		1,677,178
Convertible promissory note		5,118,173
Total	297,683	7,493,844
31 - 90 days [Member]
Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities [Line Items]
Trade and other liabilities	168,964
Derivative financial instruments
Convertible promissory note
Total	168,964
91 - 365 Days [Member]
Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities [Line Items]
Trade and other liabilities	317,954
Derivative financial instruments
Convertible promissory note
Total	317,954
Over 1 year [Member]
Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities [Line Items]
Trade and other liabilities	142,068
Derivative financial instruments
Convertible promissory note	11,144,000
Total	$ 11,534,036